Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent. All of the Company's income comes from domestic sources. Information about the Company's current and deferred tax expense follows:

	Year Ended December 31,
	2015	2014	2013
Current expense	$29,778	$31,688	$2,693
Deferred expense	11,235	3,311	27,384
Total income tax expense	$41,013	$34,999	$30,077

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2015	2014	2013
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.7)%	(2.6)%	(2.5)%
Nondeductible health insurer fee	2.3%	1.9%	—%
Change in liability for prior years' taxes	0.5%	(0.3)%	0.2%
Other	(0.5)%	(0.4)%	(0.3)%
Effective income tax rate	35.6%	33.6%	32.4%

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2015, 2014, and 2013, is as follows:

	Years Ended December 31,
	2015	2014	2013
Balance at beginning of year	$(75)	$(382)	$(776)
Additions based on tax positions related to the current year	(203)	—	(92)
Reductions based on tax positions related to the current year	15	21	10
Additions for tax positions of prior years	(499)	(703)	(381)
Reductions for tax positions of prior years	52	131	857
Settlements	—	858	—
Balance at end of year	$(710)	$(75)	$(382)

The total unrecognized tax benefit of $732, $108 and $448, for 2015, 2014 and 2013, respectively, which includes interest, would impact the Company's consolidated effective tax rate if recognized. The liability for unrecognized tax benefits is included in the Company's tax payable on its consolidated balance sheets.
The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2015 and December 31, 2014, the Company recognized $6 and $127 of interest income, respectively, related to income tax matters. During the year ended December 31, 2013, the Company recognized $21 of interest expense related to income tax matters. The Company had $7 and $13 of interest accrued at December 31, 2015 and 2014, respectively. No penalties have been accrued.
The Company does not anticipate any significant increase or decrease of unrecognized tax benefit within the next 12 month.
The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2011. Substantially all state and local income tax matters have been concluded for the years through 2009.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2015	2014
Deferred tax assets:
Deferred gain on disposal of businesses	$20,477	$23,672
Investments, net	39,673	45,270
Deferred acquisition costs	11,021	11,687
Compensation related	5	1,150
Employee and post-retirement benefits	4,649	3,553
Total deferred tax asset	75,825	85,332
Deferred tax liabilities:
Net unrealized appreciation on securities	(100,851)	(154,852)
Policyholder and separate account reserves	(7,168)	(4,848)
Accrued liabilities	(3,057)	(1,938)
Other	(3,429)	(5,147)
Total deferred tax liability	(114,505)	(166,785)
Net deferred income tax liability	$(38,680)	$(81,453)

The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $75,825 will be realized.
The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company has considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.
At December 31, 2015, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.